Consolidated statements of changes in equity - USD ($) $ in Thousands	Cumulative Effect, Period of Adoption, Adjustment Total Burford Capital Limited Equity	Cumulative Effect, Period of Adoption, Adjustment Retained earnings	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance Total Burford Capital Limited Equity	Cumulative Effect, Period of Adoption, Adjusted Balance Ordinary shares	Cumulative Effect, Period of Adoption, Adjusted Balance Additional Paid-in Capital	Cumulative Effect, Period of Adoption, Adjusted Balance Retained earnings	Cumulative Effect, Period of Adoption, Adjusted Balance Accumulated other comprehensive income (Loss)	Cumulative Effect, Period of Adoption, Adjusted Balance Noncontrolling Interest	Cumulative Effect, Period of Adoption, Adjusted Balance	Total Burford Capital Limited Equity	Ordinary shares	Treasury shares	Additional Paid-in Capital	Retained earnings	Accumulated other comprehensive income (Loss)	Noncontrolling Interest	Total
Balance at the beginning at Dec. 31, 2018	$ (711)	$ (711)	$ (711)	$ 3,887			$ 4,211	$ (324)	$ (287)	$ 3,600	$ 1,363,154	$ 596,454		$ 16,338	$ 716,080	$ 34,282	$ 136,959	$ 1,500,113
Balance at the beginning (in shares) at Dec. 31, 2018												218,649,877
Changes in equity
Net (loss)/income											300,546				300,546		27,153	327,699
Foreign currency translation adjustment											(17,273)					(17,273)		(17,273)
Share-based compensation											4,519			4,519				4,519
Dividends paid											(28,424)				(28,424)			(28,424)
Net contributions																	83,119	83,119
Balance at the end at Dec. 31, 2019				$ 1,366,330	$ 596,454	$ 16,338	$ 719,580	$ 33,958	$ 136,672	$ 1,503,002	1,625,698	$ 596,454		20,857	991,702	16,685	246,944	1,872,642
Balance at the end (in shares) at Dec. 31, 2019					218,649,877							218,649,877
Changes in equity
Net (loss)/income											143,275				143,275		13,700	156,975
Foreign currency translation adjustment											(11,543)					(11,543)		(11,543)
Ordinary shares purchased by the Burford Capital Employee Benefit Trust											(2,359)			(2,359)				(2,359)
Ordinary shares distributed by the Burford Capital Employee Benefit Trust											46			2,265	(2,219)			46
Transfer LTIP awards on vesting														(3,516)	3,516
Issuance of ordinary shares											2,359	$ 2,359						2,359
Issuance of ordinary shares (in shares)												400,000
Share-based compensation											5,282			5,282				5,282
Net contributions																	(292)	(292)
Balance at the end at Dec. 31, 2020											1,762,758	$ 598,813		22,529	1,136,274	5,142	260,352	2,023,110
Balance at the end (in shares) at Dec. 31, 2020												219,049,877
Changes in equity
Net (loss)/income											(28,751)				(28,751)		21,813	(6,938)
Foreign currency translation adjustment											(2,222)					(2,222)		(2,222)
Ordinary shares purchased by the Burford Capital Employee Benefit Trust											(3,686)			(3,686)				(3,686)
Ordinary shares distributed by the Burford Capital Employee Benefit Trust											(449)			1,103	(1,552)			(449)
Transfer LTIP awards on vesting														(2,852)	2,852
Share-based compensation											9,272			9,272				9,272
Dividends paid											(41,050)				(41,050)			(41,050)
Net contributions																	129,980	129,980
Balance at the end at Dec. 31, 2021											1,695,872	$ 598,813		26,366	1,067,773	2,920	412,145	2,108,017
Balance at the end (in shares) at Dec. 31, 2021												219,049,877
Changes in equity
Net (loss)/income											30,506				30,506		66,953	97,459
Foreign currency translation adjustment											44,089					44,089		44,089
Ordinary shares repurchased and held in treasury											(3,749)		$ (3,749)					$ (3,749)
Ordinary shares repurchased and held in treasury (shares)													(468,000)					(468,000)
Ordinary shares purchased by the Burford Capital Employee Benefit Trust											(4,291)			(4,291)				$ (4,291)
Ordinary shares distributed by the Burford Capital Employee Benefit Trust											(2,495)				(2,495)			(2,495)
Transfer LTIP awards on vesting														(6,047)	6,047
Share-based compensation											10,277			10,277				10,277
Dividends paid											(27,665)				(27,665)			(27,665)
Net contributions																	165,388	165,388
Other											40					40		40
Balance at the end at Dec. 31, 2022											$ 1,742,584	$ 598,813	$ (3,749)	$ 26,305	$ 1,074,166	$ 47,049	$ 644,486	$ 2,387,070
Balance at the end (in shares) at Dec. 31, 2022												219,049,877	(468,000)